SHARE-BASED PAYMENTS (Details) - Schedule of Charges to the Income Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SHARE-BASED PAYMENTS (Details) - Schedule of Charges to the Income Statement [Line Items]
Deferred bonus plan	£ 261	£ 325	£ 313
Executive and SAYE plans:
Executive and SAYE plans	75	85	98
Share plans:
Share plans	37	33	26
Total charge to the income statement	373	443	437
Granted in current year [Member]
Executive and SAYE plans:
Executive and SAYE plans	16	14	17
Share plans:
Share plans	17	16	17
Granted in prior years [Member]
Executive and SAYE plans:
Executive and SAYE plans	59	71	81
Share plans:
Share plans	£ 20	£ 17	£ 9